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                                                           [LOGO LINCOLN
                                                                 ---------------
                                                                 Financial Group
                                                                 Lincoln Life]

The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: 860 466 2374
Facsimile: 860 466 1778

VIA EDGAR

May 4, 2006

U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549


Re:    LLANY Separate Account R for Flexible Premium Variable Life Insurance
        (the "Separate Account")
       Lincoln Life & Annuity Company of New York ("LNY")
       File No. 333-125993; 811-08651; CIK: 0001055225
       Rule 497(j) Filing; Form N-6

To the Commission:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LNY in these matters.

LNY, as Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on April 11, 2006.

Sincerely,

/s/ Lawrence A. Samplatsky
--------------------------
Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel